Valuation and Qualifying Accounts - Schedule of Valuation And Qualifying Accounts (Detail) - New Academy Holding Company, LLC - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 3,008	$ 2,616	$ 3,410
Charged to costs and expenses	499	1,020	1,900
Deductions	(232)	(628)	(2,694)
Balance at end of period	3,275	3,008	2,616
Allowance for Sales Returns and Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	5,800	6,500	6,100
Charged to costs and expenses	9,400	9,400	9,100
Deductions	(9,700)	(10,100)	(8,700)
Balance at end of period	5,500	5,800	6,500
Inventory Shrink Adjustments [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	19,271	14,683	5,976
Charged to costs and expenses	62,975	69,047	93,248
Deductions	(69,355)	(64,459)	(84,541)
Balance at end of period	12,891	19,271	14,683
Self Insurance Reserves [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	22,807	19,942	18,027
Charged to costs and expenses	61,220	62,000	67,419
Deductions	(61,598)	(59,135)	(65,504)
Balance at end of period	$ 22,429	$ 22,807	$ 19,942